Award Timing Disclosure	12 Months Ended
May 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Annual equity awards are generally granted effective after our applicable fiscal year-end earnings release following the decision to make the grant, regardless of the timing of the decision. Our Compensation Committee has elected to grant equity-based awards shortly following our earnings releases so that the equity-based awards are granted (and valued) at a point in time when the most important information about our company then known to management and our board is likely to have been disseminated in the market. The Compensation Committee may also grant equity awards at other times during the year due to special circumstances, including to new executive officers upon hire or promotion or a change in an executive officer’s role. As a matter of good corporate governance, we do not grant equity awards in anticipation of the release of material nonpublic information and, in any event, we do not time the release of material nonpublic information in coordination with grants of equity awards in a manner that intentionally benefits our NEOs or directors.
Award Timing Method	Annual equity awards are generally granted effective after our applicable fiscal year-end earnings release following the decision to make the grant, regardless of the timing of the decision. Our Compensation Committee has elected to grant equity-based awards shortly following our earnings releases so that the equity-based awards are granted (and valued) at a point in time when the most important information about our company then known to management and our board is likely to have been disseminated in the market. The Compensation Committee may also grant equity awards at other times during the year due to special circumstances, including to new executive officers upon hire or promotion or a change in an executive officer’s role.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	As a matter of good corporate governance, we do not grant equity awards in anticipation of the release of material nonpublic information and, in any event, we do not time the release of material nonpublic information in coordination with grants of equity awards in a manner that intentionally benefits our NEOs or directors.
MNPI Disclosure Timed for Compensation Value	false